Shareholders’ Equity - Schedule of Warrants Weighted Average Exercise Price and Remaining life (Details) - Warrant [Member] - $ / shares		6 Months Ended
	Dec. 31, 2025	Jun. 30, 2026
Schedule of Warrants Weighted Average Exercise Price and Remaining life [Line Items]
Number of Warrants Outstanding beginning of balance
Weighted average exercise price outstanding beginning of balance
Weighted- Average Remaining Life Outstanding
Number of Warrants Outstanding Granted / Issued		3,086,668
Weighted average exercise price Outstanding Granted / Issued		$ 8.17
Number of Warrants Outstanding Exercised
Weighted average exercise price Outstanding Exercised
Number of Warrants Outstanding Expired / Forfeited		(400,000)
Weighted average exercise price Outstanding Expired / Forfeited		$ 7.5
Number of Warrants Outstanding ending of balance		2,686,668
Weighted average exercise price outstanding ending of balance		$ 8.27
Weighted- Average Remaining Life Outstanding		3 years 3 months 14 days
Number of Warrants Outstanding Exercisable		2,686,668
Weighted- Average Remaining Life Outstanding Exercisable		3 years 3 months 14 days